Fair Value Measurements - Assets Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 13,453	$ 51,859	$ 51,859	$ 25,892
Ending balance	14,975	72,907	13,453	51,859
Investments
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Acquisition		362
Change in fair value		(23)	29,364	11
Transfers out of Level 3 to Level 1		(339)
Notes Receivable
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value	$ 1,522	21,309	$ (5,133)	27,319
Transfers out of Level 3 to Level 1				(1,165)
Settlements		$ (261)		$ (62)